Balance Sheet Components - Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
The Company and Summary of Significant Accounting Policies
Total property and equipment	$ 17,091	$ 17,238
Less: accumulated depreciation and amortization	(16,319)	(16,127)
Property and equipment, net	772	1,111	$ 644
Depreciation expense	640,000	518,000
Production equipment
The Company and Summary of Significant Accounting Policies
Total property and equipment	14,887	14,800
IT equipment
The Company and Summary of Significant Accounting Policies
Total property and equipment	1,127	1,212
Furniture and fixtures
The Company and Summary of Significant Accounting Policies
Total property and equipment	784	799
Leasehold improvements
The Company and Summary of Significant Accounting Policies
Total property and equipment	$ 293	388
Fixed assets in process
The Company and Summary of Significant Accounting Policies
Total property and equipment		$ 39